Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 551,689	¥ 484,909
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 448,000	¥ 389,000